Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	$ 8,021,568
Total, end of period	7,483,259	$ 8,021,568
Amount of increase in the contracted concessional assets cost	542,000	520,579
Impairment provision based on expected credit losses on contracted concessional financial assets	7,000	(25,000)
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	11,019,135	10,824,037
Additions	117,292	58,410
Subtractions	(10,561)	(21,630)
Business combinations (Note 5)	74,995	542,080
Currency translation differences	(285,312)	(370,278)
Reclassification and other movements	(52,567)	(13,484)
Total, end of period	10,862,982	11,019,135
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	874,525	936,837
Additions	0	922
Subtractions	0	0
Business combinations (Note 5)	0	0
Currency translation differences	1,760	(9,519)
Reclassification and other movements	(58,115)	(53,715)
Total, end of period	818,170	874,525
Cost [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	2,843	2,941
Additions	0	442
Subtractions	(57)	0
Business combinations (Note 5)	0	0
Currency translation differences	1	(540)
Reclassification and other movements	0	0
Total, end of period	2,787	2,843
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	9,202,539	9,467,309
Additions	32,941	40,383
Subtractions	(499)	(348)
Business combinations (Note 5)	0	0
Currency translation differences	(261,536)	(334,497)
Reclassification and other movements	2,798	29,692
Total, end of period	8,976,243	9,202,539
Cost [Member] | Right Of Use Assets Under IFRS 16 (Lessee) And Intangible Assets Under IIAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	100,109	80,030
Additions	4,155	3,639
Subtractions	(1,350)	(16)
Business combinations (Note 5)	16,993	22,149
Currency translation differences	(4,531)	(5,693)
Reclassification and other movements	(6,200)	0
Total, end of period	109,176	100,109
Cost [Member] | Property, Plant And Equipment Under IAS 16 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	839,119	336,920
Additions	80,196	13,024
Subtractions	(8,655)	(21,266)
Business combinations (Note 5)	58,002	519,931
Currency translation differences	(21,006)	(20,029)
Reclassification and other movements	8,950	10,539
Total, end of period	956,606	839,119
Depreciation, Amortization and Impairment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(2,997,567)	(2,668,619)
Additions	(475,924)	(460,361)
Subtractions	8,502
Reversal of impairment		24,929
Currency translation differences	85,266	106,484
Total, end of period	(3,379,723)	(2,997,567)
Total net book value	7,483,259	8,021,568
Impairment loss on contracted concessional financial assets	8,502
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(62,889)	(87,689)
Additions	(6,560)	(418)
Reversal of impairment		24,929
Currency translation differences	(108)	289
Total, end of period	(69,557)	(62,889)
Total net book value	748,613	811,636
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	0	0
Additions	0	0
Reversal of impairment		0
Currency translation differences	0	0
Total, end of period	0	0
Total net book value	2,787	2,843
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(2,769,345)	(2,442,520)
Additions	(398,639)	(424,181)
Reversal of impairment		0
Currency translation differences	79,206	97,356
Total, end of period	(3,088,778)	(2,769,345)
Total net book value	5,887,465	6,433,194
Depreciation, Amortization and Impairment [Member] | Right Of Use Assets Under IFRS 16 (Lessee) And Intangible Assets Under IIAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(21,578)	(16,171)
Additions	(6,419)	(6,370)
Subtractions	859
Reversal of impairment		0
Currency translation differences	822	963
Total, end of period	(26,316)	(21,578)
Total net book value	82,860	78,531
Impairment loss on contracted concessional financial assets	859
Depreciation, Amortization and Impairment [Member] | Property, Plant And Equipment Under IAS 16 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(143,755)	(122,239)
Additions	(64,306)	(29,392)
Subtractions	7,643
Reversal of impairment		0
Currency translation differences	5,346	7,876
Total, end of period	(195,072)	(143,755)
Total net book value	761,534	695,364
Impairment loss on contracted concessional financial assets	7,643
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Subtractions	41,000	43,000
Impairment loss on contracted concessional financial assets	41,000	43,000
Recoverable amount of contracted concessional financial assets value in use	$ 881,000	$ 943,000
Assumed percentage decrease in generation	5.00%
Additional impairment loss with increase in discount rate	$ 59,000
Assumed basis point increase in discount rate	0.50%
Additional impairment loss with increase in discount rate	$ 33,000
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	5.90%	4.90%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	6.30%	5.90%
Chile PV1 and Chile PV2 [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation	5.00%
Additional impairment loss with increase in discount rate	$ 5,000
Assumed basis point increase in discount rate	0.50%
Additional impairment loss with increase in discount rate	$ 3,000
Chile PV1 [Member]
Movements of Contracted Concessional Assets [Abstract]
Subtractions	8,000
Impairment loss on contracted concessional financial assets	8,000
Recoverable amount of contracted concessional financial assets value in use	$ 58,000
Chile PV1 [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	7.50%
Chile PV1 [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	8.40%
Chile PV2 [Member]
Movements of Contracted Concessional Assets [Abstract]
Subtractions	$ 12,000
Impairment loss on contracted concessional financial assets	12,000
Recoverable amount of contracted concessional financial assets value in use	$ 22,000
Chile PV2 [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	7.50%
Chile PV2 [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	8.30%